Exhibit 99.12

Monthly Investor Report: Verizon Master Trust - VZMT 2025-3

Collection Period	July 2025
Payment Date	08/20/2025
Transaction Month	5
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	3/22/27	03/20/2030	$706,008,000.00		4.51%			4.51%
Class A-1b	3/22/27	03/20/2030	$185,000,000.00	30	SOFR +0.55%	08/13/2025	4.34270%	4.89%
Class B	3/22/27	03/20/2030	$68,120,000.00		4.77%			4.77%
Class C	3/22/27	03/20/2030	$40,872,000.00		4.90%			4.90%

Total			$1,000,000,000.00

Series 2025-3 Allocation % x Group One Available Funds								$69,893,242.81
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$69,893,242.81

Beginning of Period Reserve Account Balance								$10,899,182.56
Required Reserve Amount								$10,899,182.56
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$10,899,182.56

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$73.26	$73.26	$0.00	$0.00		$69,893,169.55
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$69,893,169.55
Asset Representations Reviewer Fee			$40.55	$40.55	$0.00	$0.00		$69,893,129.00
Supplemental ARR Fee			$162.20	$162.20	$0.00	$0.00		$69,892,966.80
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$69,891,716.80
Servicing Fee			$770,653.07	$770,653.07	$0.00	$0.00		$69,121,063.73
Class A-1a Note Interest			$2,653,413.40	$2,653,413.40	$0.00	$0.00		$66,467,650.33
Class A-1b Note Interest			$754,291.25	$754,291.25	$0.00	$0.00		$65,713,359.08
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$65,713,359.08
Class B Note Interest			$270,777.00	$270,777.00	$0.00	$0.00		$65,442,582.08
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$65,442,582.08
Class C Note Interest			$166,894.00	$166,894.00	$0.00	$0.00		$65,275,688.08
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$65,275,688.08
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$65,275,688.08
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$65,275,688.08
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$65,275,688.08
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$65,275,688.08
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$65,275,688.08
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$65,275,688.08
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$65,275,688.08
Class R Interest			$65,275,688.08	$65,275,688.08	$0.00	$0.00		$0.00

Total			$69,893,242.81	$69,893,242.81	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$2,653,413.40	$0.00	$0.00	$2,653,413.40
Class A-1b			$0.00	$0.00	$754,291.25	$0.00	$0.00	$754,291.25
Class B			$0.00	$0.00	$270,777.00	$0.00	$0.00	$270,777.00
Class C			$0.00	$0.00	$166,894.00	$0.00	$0.00	$166,894.00

Total			$0.00	$0.00	$3,845,375.65	$0.00	$0.00	$3,845,375.65

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.76	$0.00	$3.76	$706,008,000.00	1.00	$706,008,000.00	1.00
Class A-1b	$1,000.00	$4.08	$0.00	$4.08	$185,000,000.00	1.00	$185,000,000.00	1.00
Class B	$1,000.00	$3.98	$0.00	$3.98	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$1,000.00	$4.08	$0.00	$4.08	$40,872,000.00	1.00	$40,872,000.00	1.00

Total	$1,000.00	$3.85	$0.00	$3.85	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$500,000,000.00			$500,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.